                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-5522
                                   ------------


                         RIVERSOURCE SECTOR SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      6/30
                         --------------
Date of reporting period:    12/31
                         --------------

   Semiannual Report

                                                       RIVERSOURCE [LOGO](R)
                                                            INVESTMENTS

   RIVERSOURCE(SM)
   DIVIDEND OPPORTUNITY FUND

   SEMIANNUAL REPORT FOR
   THE PERIOD ENDED
   DEC. 31, 2006

>  RIVERSOURCE DIVIDEND
   OPPORTUNITY FUND SEEKS TO
   PROVIDE SHAREHOLDERS WITH A
   HIGH LEVEL OF CURRENT INCOME.
   SECONDARY OBJECTIVE IS GROWTH
   OF INCOME AND CAPITAL.

TABLE OF CONTENTS

Fund Snapshot ..........................................................    3

Performance Summary ....................................................    5

Questions & Answers with Portfolio Management ..........................    7

Fund Expenses Example ..................................................   10

Investments in Securities ..............................................   12

Financial Statements ...................................................   16

Notes to Financial Statements ..........................................   19

Proxy Voting ...........................................................   35

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


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2 RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT

FUND SNAPSHOT AT DEC. 31, 2006

FUND OVERVIEW

RiverSource Dividend Opportunity Fund invests in income-producing stocks that have historically paid consistent or increasing dividends. This Fund focuses on higher dividend-paying stocks, allowing income-seeking investors to add equity exposure to their portfolio. The Fund seeks to maintain a low turnover rate to capture long-term capital gains and help manage expenses.

SECTOR BREAKDOWN*

Percentage of portfolio assets

Financials                                22.2%
Telecommunication Services                13.2%
Consumer Staples                          10.9%
Energy                                    10.6%                   [PIE CHART]
Other(1)                                  22.7%
Materials                                 10.1%
Utilities                                 10.3%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

(1)   Includes Health Care 6.5%, Industrials 5.3%, Asset-Backed 4.1%, Consumer
      Discretionary 3.8%, Information Technology 0.2% and Cash & Cash
      Equivalents(2) 2.8%.

(2) Of the 2.8%, 1.5% is due to security lending activity and 1.3% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

AT&T                                                 5.1%
Bank of America                                      3.6%
Citigroup                                            3.4%
Chevron                                              3.3%
Pfizer                                               3.1%
Altria Group                                         2.9%
Loews-Carolina Group                                 2.7%
Reynolds American                                    2.3%
EI du Pont de Nemours & Co                           2.2%
BP ADR                                               2.1%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


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RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT 3

FUND SNAPSHOT AT DEC. 31, 2006

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

         STYLE
VALUE    BLEND    GROWTH

  X                     LARGE
                        MEDIUM   SIZE
                        SMALL

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SEC YIELDS

                                                           AT DEC. 29, 2006(1)
Class A                                                           2.42%
Class B                                                           1.73%
Class C                                                           1.85%
Class I                                                           2.98%
Class R4(2)                                                       2.97%
Class W(3)                                                         N/A

(1)   The last business day of the period.

(2)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

(3)   The SEC Yield is not presented because Class W does not have a full
      31-day period of history. The inception date of Class W was Dec. 1, 2006.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 6 for additional performance information.

PORTFOLIO MANAGERS

                                                             YEARS IN INDUSTRY
Warren Spitz                                                         22
Steve Schroll                                                        25
Laton Spahr, CFA                                                      8
Paul Stocking                                                        19

FUND FACTS

                                            TICKER SYMBOL    INCEPTION DATE
Class A                                         INUTX                8/1/88
Class B                                         IUTBX               3/20/95
Class C                                         ACUIX               6/26/00
Class I                                         RSOIX                3/4/04
Class R4(2)                                        --               3/20/95
Class W                                            --               12/1/06

Total net assets                                            $ 1.634 billion

Number of holdings                                                      112


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4 RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                            PERFORMANCE COMPARISON
                 For the six-month period ended Dec. 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Dividend Opportunity Fund Class A (excluding sales charge)   +15.93%
Russell 1000(R) Value Index(1) (unmanaged)                               +14.72%
Lipper Equity Income Funds Index(2)                                      +12.96%


The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses
(excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


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RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT 5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT DEC. 31, 2006

                                                                                      SINCE
Without sales charge             6 MONTHS*  1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Class A (inception 8/1/88)        +15.93%   +23.25%  +14.61%    +6.63%    +7.90%     +10.19%
Class B (inception 3/20/95)       +15.48%   +22.48%  +13.78%    +5.81%    +7.09%      +8.99%
Class C (inception 6/26/00)       +15.53%   +22.40%  +13.79%    +5.82%      N/A       +2.40%
Class I (inception 3/4/04)        +16.11%   +23.85%     N/A       N/A       N/A      +15.22%
Class R4** (inception 3/20/95)    +15.99%   +23.58%  +14.89%    +6.83%    +8.07%      +9.99%
Class W (inception 12/1/06)          N/A       N/A      N/A       N/A       N/A       +2.59%*
With sales charge
Class A (inception 8/1/88)         +9.26%   +16.16%  +12.37%    +5.37%    +7.27%      +9.84%
Class B (inception 3/20/95)       +10.48%   +17.48%  +12.74%    +5.49%    +7.09%      +8.99%
Class C (inception 6/26/00)       +14.53%   +21.40%  +13.79%    +5.82%      N/A       +2.40%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 shares are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *    Not annualized

**    Effective Dec. 11, 2006, Class Y was renamed Class R4.


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6 RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, portfolio managers Warren Spitz, Steve Schroll, Laton Spahr and Paul Stocking discuss RiverSource Dividend Opportunity Fund's results and positioning for the six months ended Dec. 31, 2006.

Q: How did RiverSource Dividend Opportunity Fund perform for the first half of the fiscal year?

A: RiverSource Dividend Opportunity Fund's Class A shares gained 15.93% (excluding sales charge) for the six months ended Dec. 31, 2006. The Fund outperformed the 14.72% advance of the Russell 1000(R) Value Index (Russell Index) as well as the 12.96% gain of the Lipper Equity Income Funds Index (Lipper Index), representing the Fund's peer group, for the same period.

Q:    What factors most significantly affected performance?

A: The Fund's dividend yield remained high relative to its peer group, as represented by the Lipper Index. We continued to see growing interest in dividend-paying stocks following the 2003 legislation that provides favorable tax treatment to qualified dividend income from equity securities. We believe more investors consider both the dividend factor and the higher after-tax yields on these equities as criteria in choosing stock funds. Also, corporate governance and accounting scandals continued to make headlines, and cash payout of dividends showed genuine financial strength.

      The Fund's significant exposure to the utilities sector, the best performing sector in the Russell Index during the period, contributed positively to its semiannual performance. Within utilities, positions in AT&T and British Telecom particularly helped. A sizable allocation to the consumer staples sector also benefited the Fund's six-month performance, as this sector also outperformed the Russell Index for the period. Within consumer staples, an emphasis on tobacco companies, such as Altria Group and Loews-Carolina Group, was most effective. Stock selection in the energy sector further boosted the Fund's relative results, especially having only a modest position in Valero Energy, which fared poorly.

      Detracting most from performance relative to the Russell Index was having only modest exposures to integrated oils and consumer discretionary, the second and third best performing sectors in the Russell Index, respectively, during the period. Within integrated oils, a modest position in the strongly performing Exxon Mobil and a sizable allocation to the disappointing BP, also hurt the Fund's results. Industry allocation within the financials sector further detracted.


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RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT 7

QUESTIONS & ANSWERS

      For example, the Fund had only a modest exposure to broker-dealers such as Morgan Stanley and Merrill Lynch and thus did not participate in the rally these holdings enjoyed.

      THE FUND'S SIGNIFICANT EXPOSURE TO THE UTILITIES SECTOR, THE BEST PERFORMING SECTOR IN THE RUSSELL INDEX DURING THE PERIOD, CONTRIBUTED POSITIVELY TO ITS SEMIANNUAL PERFORMANCE.

Q:    What changes did you make to the Fund's portfolio?

A: We modestly reduced the Fund's position in the financials sector, particularly in regional banks. We slightly added to the Fund's consumer staples holdings, most specifically to tobacco company Loews-Carolina Group. Other than these, we made no meaningful changes to the Fund's portfolio during the period.

      Indeed, we maintained a low turnover throughout the semiannual period in an effort to take advantage of the benefits of 2003's federal tax legislation. The Fund had a six-month portfolio turnover rate of just 13%.

      WE BELIEVE THOSE SELECT COMPANIES WITH THE ABILITY AND WILLINGNESS TO INCREASE THEIR DIVIDEND PAYOUT RATIO AS THEIR EARNINGS GROW WILL BE PARTICULARLY ATTRACTIVE INVESTMENTS GOING FORWARD.

Q:    What is the Fund's tactical view and strategy for the months ahead?

A: We take larger positions in sectors, industries or individual stocks when we believe we have identified factors that other investors have either missed or ignored or strongly disagree with, and that have the potential to move the share values higher. Generally we view the market as not providing wide differentiation among valuations currently and into the new year. This has come about as a result of a strong period for cyclical sectors, value benchmarks and emerging market equities. Overall, risk premiums are low across asset classes, providing relatively little opportunity to expand active risk taking.


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8 RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

      We expect the themes of energy infrastructure investment, industrial growth and globalization to lead the market over the longer term. However, with our dynamic view of risk management, we expect to moderate the risk profile within the Fund's portfolio by reducing its emphasis on these themes in favor of several new stock-specific opportunities. We intend to focus on larger-cap stocks and to continue to add stocks we believe will offer greater dividend yield.

      We remain optimistic about dividend-paying stocks. We believe those select companies with the ability and willingness to increase their dividend payout ratio as their earnings grow will be particularly attractive investments going forward. In addition, stock dividends have historically outpaced the inflation rate. It is well worth noting that of the approximately 7,000 publicly owned companies that report dividend information to Standard & Poor's, 1,969 increased their dividend throughout 2006, notably more than those raising their dividend in 2005. As of Dec. 31, 2006, nearly 78% of Standard & Poor's 500 Index* (S&P 500 Index) companies, or 387 companies, paid dividends. This was up from 70%, or 350 companies, prior to the federal tax legislation passed in 2003 that provided favorable income tax treatment to qualified dividend income from equity securities. Given these factors and the many other historical benefits of dividend-paying stocks, we expect that investors will be willing to pay more for companies demonstrating dividend growth as part of a total return strategy going forward.

      We intend to continue managing the Fund through a diversified mix of dividend-paying stocks, with a focus on large-cap, value-oriented companies.

* S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The Index reflects investment of all distributions and changes in market prices.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser(s) to the Fund or any other person in the RiverSource or subadviser organization(s). Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.


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RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT 9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Dec. 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


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10 RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING        ANNUALIZED
                                 JULY 1, 2006     DEC. 31, 2006   THE PERIOD(a)      EXPENSE RATIO
Class A
   Actual(b)                       $  1,000        $  1,159.30      $   6.19             1.15%
   Hypothetical
   (5% return before expenses)     $  1,000        $  1,019.20      $   5.79             1.15%
Class B
   Actual(b)                       $  1,000        $  1,154.80      $  10.26             1.91%
   Hypothetical
   (5% return before expenses)     $  1,000        $  1,015.41      $   9.60             1.91%
Class C
   Actual(b)                       $  1,000        $  1,155.30      $  10.26             1.91%
   Hypothetical
   (5% return before expenses)     $  1,000        $  1,015.41      $   9.60             1.91%
Class I
   Actual(b)                       $  1,000        $  1,161.10      $   4.04              .75%
   Hypothetical
   (5% return before expenses)     $  1,000        $  1,021.19      $   3.78              .75%
Class R4
   Actual(b)                       $  1,000        $  1,159.90      $   5.33(c)           .99%
   Hypothetical
   (5% return before expenses)     $  1,000        $  1,020.00      $   4.99(c)           .99%
Class W
   Actual(d)                            N/A                N/A           N/A               N/A
   Hypothetical
   (5% return before expenses)     $  1,000        $  1,019.10      $   5.89             1.17%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Dec. 31, 2006:
      +15.93% for Class A, +15.48% for Class B, +15.53% for Class C, +16.11%
      for Class I and +15.99% for Class R4.

(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June
      30, 2007, unless sooner terminated at the discretion of the Fund's
      Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.96% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes were effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Dec. 31, 2006, the actual expenses paid for Class R4 would have been $5.49 and the hypothetical expenses paid for Class R4 would have been $5.14.

(d) The actual values and expenses paid are not presented because Class W does not have a full six months of history. The inception date of Class
      W is Dec. 1, 2006.


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RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT 11

INVESTMENTS IN SECURITIES

DEC. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (93.4%)

ISSUER                                                SHARES          VALUE(a)
AEROSPACE & DEFENSE (0.7%)
Honeywell Intl                                        260,601      $   11,789,589
---------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Cooper Tire & Rubber                                  237,453(e)        3,395,578
---------------------------------------------------------------------------------

AUTOMOBILES (0.5%)
Ford Motor                                            766,671           5,757,700
General Motors                                         95,909           2,946,324
                                                                   --------------
Total                                                                   8,704,024
---------------------------------------------------------------------------------

BEVERAGES (1.4%)
Coca-Cola                                             146,379           7,062,787
Diageo ADR                                            203,264(c)       16,120,868
                                                                   --------------
Total                                                                  23,183,655
---------------------------------------------------------------------------------

CHEMICALS (5.3%)
Air Products & Chemicals                              107,382           7,546,807
Ashland                                               113,228           7,833,113
Dow Chemical                                          375,878          15,012,567
Eastman Chemical                                      155,299           9,210,784
EI du Pont de Nemours & Co                            751,365          36,598,989
Lyondell Chemical                                     432,947          11,070,455
                                                                   --------------
Total                                                                  87,272,715
---------------------------------------------------------------------------------

COMMERCIAL BANKS (9.1%)
Comerica                                               75,249           4,415,611
HSBC Holdings                                         613,004(c)       11,175,012
KeyCorp                                               116,775           4,440,953
Lloyds TSB Group                                      679,346(c)        7,602,252
Natl Australia Bank                                   683,485(c)       21,794,785
PNC Financial Services Group                           62,143           4,601,068
Regions Financial                                     494,915          18,509,821
Royal Bank of Scotland Group                          268,553(c)       10,480,266
US Bancorp                                            892,319          32,293,024
Wachovia                                              449,759          25,613,775
Wells Fargo & Co                                      211,232           7,511,410
                                                                   --------------
Total                                                                 148,437,977
---------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (2.3%)
Deluxe                                                320,809      $    8,084,387
Pitney Bowes                                          315,350          14,566,016
RR Donnelley & Sons                                   353,229          12,553,759
Waste Management                                       86,252           3,171,486
                                                                   --------------
Total                                                                  38,375,648
---------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
Hanson                                                695,801(c)       10,497,664
---------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.7%)
Packaging Corp of America                             532,268          11,763,123
---------------------------------------------------------------------------------

DISTRIBUTORS (0.4%)
Genuine Parts                                         150,377           7,132,381
---------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (8.7%)
Bank of America                                     1,121,448          59,874,109
Citigroup                                           1,009,046          56,203,862
JPMorgan Chase & Co                                   553,804          26,748,733
                                                                   --------------
Total                                                                 142,826,704
---------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (13.0%)
AT&T                                                2,338,394          83,597,587
BellSouth                                             285,025          13,427,528
BT Group                                            3,570,606(c)       21,079,691
Citizens Communications                             1,043,236          14,991,301
Embarq                                                416,943          21,914,524
Telefonos de Mexico ADR Series L                      403,897(c)       11,406,051
Telstra                                             2,404,518(c)        7,857,251
Verizon Communications                                868,052          32,326,256
Windstream                                            304,585           4,331,199
                                                                   --------------
Total                                                                 210,931,388
---------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.5%)
American Electric Power                               195,233           8,313,021
FPL Group                                             245,905          13,382,151
Progress Energy                                       157,208           7,715,769

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

12 RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT

ISSUER                                                SHARES          VALUE(a)
ELECTRIC UTILITIES (CONT.)
Southern                                              188,463      $    6,946,746
UIL Holdings                                           93,834           3,958,856
                                                                   --------------
Total                                                                  40,316,543
---------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.6%)
Hubbell Cl B                                          221,967          10,035,128
---------------------------------------------------------------------------------

FOOD PRODUCTS (1.6%)
ConAgra Foods                                         352,324           9,512,748
Reddy Ice Holdings                                    465,688          12,024,064
Sara Lee                                              296,721           5,053,159
                                                                   --------------
Total                                                                  26,589,971
---------------------------------------------------------------------------------

GAS UTILITIES (1.0%)
Nicor                                                 347,537(e)       16,264,732
---------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.2%)
Newell Rubbermaid                                     214,752           6,217,070
Tupperware Brands                                     611,452          13,824,930
                                                                   --------------
Total                                                                  20,042,000
---------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Dynegy Cl A                                           195,864(b)        1,418,055
---------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.0%)
General Electric                                      273,844          10,189,735
Tomkins                                             1,267,822(c)        6,100,800
                                                                   --------------
Total                                                                  16,290,535
---------------------------------------------------------------------------------

INSURANCE (2.7%)
Lincoln Natl                                           96,218           6,388,875
Montpelier Re Holdings                                499,862(c)        9,302,432
Unitrin                                                77,930           3,905,072
XL Capital Cl A                                       330,794(c)       23,823,784
                                                                   --------------
Total                                                                  43,420,163
---------------------------------------------------------------------------------

MACHINERY (0.5%)
Harsco                                                 99,354           7,560,839
---------------------------------------------------------------------------------

MARINE (0.2%)
Aries Maritime Transport                              385,479(c)        3,534,842
---------------------------------------------------------------------------------

MEDIA (1.3%)
Idearc                                                 90,654(b)        2,597,237
Regal Entertainment Group Cl A                        869,554          18,538,891
                                                                   --------------
Total                                                                  21,136,128
---------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)
METALS & MINING (2.1%)
Compass Minerals Intl                                 447,330      $   14,117,735
Rio Tinto ADR                                          63,606(c)       13,515,639
Southern Copper                                       125,962(e)        6,788,092
                                                                   --------------
Total                                                                  34,421,466
---------------------------------------------------------------------------------

MULTI-UTILITIES (6.9%)
Ameren                                                 86,935           4,671,018
CH Energy Group                                        71,514           3,775,939
Consolidated Edison                                   243,627          11,711,150
Dominion Resources                                    100,700           8,442,688
DTE Energy                                            164,453           7,961,170
Duke Energy                                           645,584          21,439,844
Energy East                                           312,659           7,753,943
KeySpan                                               251,906          10,373,489
Natl Grid                                           1,331,747(c)       19,218,709
NiSource                                              265,361           6,395,200
NSTAR                                                 112,809           3,876,117
Public Service Enterprise Group                       101,070           6,709,027
                                                                   --------------
Total                                                                 112,328,294
---------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.9%)
Arlington Tankers                                     115,188(c)        2,691,944
BP ADR                                                523,377(c)       35,118,597
Chevron                                               744,237          54,723,746
Enbridge                                              644,570(c)       22,173,208
Enbridge Energy Management LLC                              1(b)               44
Eni                                                   454,034(c)       15,270,793
Kinder Morgan                                         122,020          12,903,615
Kinder Morgan Management LLC                                1(b)               39
Royal Dutch Shell ADR                                 301,481(c)       21,341,840
Ship Finance Intl                                     152,446(c)        3,622,117
TransCanada                                           232,242(c,e)      8,116,858
                                                                   --------------
Total                                                                 175,962,801
---------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.4%)
Intl Paper                                            119,416           4,072,086
MeadWestvaco                                          363,476          10,926,088
Stora Enso Series R                                   452,793(c)        7,172,239
                                                                   --------------
Total                                                                  22,170,413
---------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT 13

ISSUER                                                SHARES          VALUE(a)
PHARMACEUTICALS (6.2%)
Bristol-Myers Squibb                                  668,065      $   17,583,471
Merck & Co                                            659,138          28,738,417
Pfizer                                              1,978,785          51,250,531
Wyeth                                                  77,102           3,926,034
                                                                   --------------
Total                                                                 101,498,453
---------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
KKR Financial                                         143,454           3,843,133
---------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Microchip Technology                                   96,542           3,156,923
---------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Hanesbrands                                           101,136(b)        2,388,832
---------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.4%)
Capitol Federal Financial                             103,080           3,960,334
Fannie Mae                                             74,722           4,437,740
Washington Mutual                                     312,569          14,218,763
                                                                   --------------
Total                                                                  22,616,837
---------------------------------------------------------------------------------

TOBACCO (7.9%)
Altria Group                                          565,520          48,532,926
Loews-Carolina Group                                  681,273(g)       44,091,989
Reynolds American                                     568,811(e)       37,240,056
                                                                   --------------
Total                                                                 129,864,971
---------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Vodafone Group ADR                                    238,387(c)        6,622,391
---------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,232,525,813)                                             $1,525,793,896
---------------------------------------------------------------------------------

PREFERRED STOCKS (0.8%)

ISSUER                                                SHARES          VALUE(a)
Schering-Plough 6.00% Cv                               99,200      $    5,654,896
XL Capital 7.00% Cv                                   250,000(c)        6,625,000
---------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $11,216,335)                                                $   12,279,896
---------------------------------------------------------------------------------

BONDS (4.2%)

                     COUPON                         PRINCIPAL
ISSUER                RATE                           AMOUNT            VALUE(a)
Goldman Sachs Group
   01-18-07          11.10%                       $68,000,000(d)   $   67,992,418
---------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $68,000,000)                                                $   67,992,418
---------------------------------------------------------------------------------

MONEY MARKET FUND (2.9%)(f)

                                                      SHARES          VALUE(a)
RiverSource Short-Term Cash Fund                   46,849,478(h)   $   46,849,478
---------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $46,849,478)                                                $   46,849,478
---------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,358,591,626)(i)                                          $1,652,915,688
=================================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

14 RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 19.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2006, the value of these securities amounted to $67,992,418 or 4.2% of net assets.

(e) At Dec. 31, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.5% of net assets. See
      Note 5 to the financial statements. 1.4% of net assets is the Fund's cash equivalent position.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h)   Affiliated Money Market Fund -- See Note 6 to the financial statements.

(i) At Dec. 31, 2006, the cost of securities for federal income tax purposes was approximately $1,358,592,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 302,483,000
      Unrealized depreciation                                        (8,159,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                 $ 294,324,000
      -------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT 15

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

DEC. 31, 2006 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $1,311,742,148)                               $ 1,606,066,210
   Affiliated money market fund (identified cost $46,849,478) (Note 6)                       46,849,478
--------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $1,358,591,626)                          1,652,915,688
Capital shares receivable                                                                     1,283,619
Dividends and accrued interest receivable                                                     4,415,392
Receivable for investment securities sold                                                     1,620,996
--------------------------------------------------------------------------------------------------------
Total assets                                                                              1,660,235,695
--------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                                                     2
Capital shares payable                                                                           55,669
Payable for investment securities purchased                                                   1,063,018
Payable upon return of securities loaned (Note 5)                                            25,008,000
Accrued investment management services fee                                                       26,176
Accrued distribution fee                                                                        184,957
Accrued transfer agency fee                                                                       3,847
Accrued administrative services fee                                                               2,451
Accrued plan administration services fee                                                            152
Other accrued expenses                                                                          170,442
--------------------------------------------------------------------------------------------------------
Total liabilities                                                                            26,514,714
--------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                      $ 1,633,720,981
========================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                $     1,827,549
Additional paid-in capital                                                                1,754,873,724
Undistributed net investment income                                                           9,042,632
Accumulated net realized gain (loss) (Note 8)                                              (426,347,718)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                       294,324,794
--------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                $ 1,633,720,981
========================================================================================================
Net assets applicable to outstanding shares:        Class A                             $ 1,178,126,757
                                                    Class B                             $   270,637,107
                                                    Class C                             $    18,520,061
                                                    Class I                             $   165,213,416
                                                    Class R4                            $     1,218,549
                                                    Class W                             $         5,091
Net asset value per share of outstanding
   capital stock:                                   Class A shares         131,650,468  $          8.95
                                                    Class B shares          30,454,760  $          8.89
                                                    Class C shares           2,086,398  $          8.88
                                                    Class I shares          18,426,805  $          8.97
                                                    Class R4 shares            135,887  $          8.97
                                                    Class W shares                 568  $          8.96
--------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 5)                                       $    24,059,020
--------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

16 RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS

SIX MONTHS ENDED DEC. 31, 2006 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                                       $    28,598,207
Interest                                                                              3,328,218
Income distributions from affiliated money market fund (Note 6)                         665,588
Fee income from securities lending (Note 5)                                             261,405
   Less foreign taxes withheld                                                         (547,366)
------------------------------------------------------------------------------------------------
Total income                                                                         32,306,052
------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                    4,630,094
Distribution fee
   Class A                                                                            1,292,675
   Class B                                                                            1,260,894
   Class C                                                                               80,397
   Class W                                                                                    1
Transfer agency fee
   Class A                                                                              810,553
   Class B/E                                                                            218,632
   Class C                                                                               13,451
   Class R4                                                                                 663
   Class W                                                                                    1
Service fee -- Class R4                                                                     469
Administrative services fees and expenses                                               394,457
Plan administration services fee -- Class R4                                                152
Compensation of board members                                                            12,134
Custodian fees                                                                           70,300
Printing and postage                                                                    110,200
Registration fees                                                                        39,345
Professional fees                                                                        17,400
Other                                                                                    40,581
------------------------------------------------------------------------------------------------
Total expenses                                                                        8,992,399
   Earnings and bank fee credits on cash balances (Note 2)                              (46,282)
------------------------------------------------------------------------------------------------
Total net expenses                                                                    8,946,117
------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      23,359,935
------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                    37,786,621
   Foreign currency transactions                                                        (66,905)
------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                              37,719,716
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies               150,386,010
------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                               188,105,726
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $   211,465,661
================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT 17

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      DEC. 31, 2006
                                                                    SIX MONTHS ENDED     JUNE 30, 2006
                                                                      (UNAUDITED)          YEAR ENDED
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $    23,359,935    $    37,161,466
Net realized gain (loss) on investments                                   37,719,716         37,199,919
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities in
   foreign currencies                                                    150,386,010         42,750,892
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          211,465,661        117,112,277
--------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                            (15,466,058)       (25,664,158)
      Class B                                                             (2,716,175)        (5,894,645)
      Class C                                                               (184,983)          (300,631)
      Class I                                                             (2,263,981)          (347,116)
      Class R4                                                               (17,439)           (20,123)
      Class W                                                                    (39)               N/A
--------------------------------------------------------------------------------------------------------
Total distributions                                                      (20,648,675)       (32,226,673)
--------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
      Class A shares (Note 2)                                            208,552,920        223,660,070
      Class B shares                                                      27,998,876         54,784,453
      Class C shares                                                       3,311,142          4,806,750
      Class I shares                                                     104,392,941         46,646,173
      Class R4 shares                                                        341,193            722,917
      Class W shares                                                           5,000                N/A
Reinvestment of distributions at net asset value
      Class A shares                                                      14,577,762         24,114,906
      Class B shares                                                       2,618,755          5,676,962
      Class C shares                                                         171,045            281,790
      Class I shares                                                       2,263,772            346,740
      Class R4 shares                                                         17,439             20,123
Payments for redemptions
      Class A shares                                                     (90,835,855)      (212,171,562)
      Class B shares (Note 2)                                            (67,229,577)      (103,760,195)
      Class C shares (Note 2)                                             (1,677,170)        (3,351,026)
      Class I shares                                                      (4,260,256)        (1,127,493)
      Class R4 shares                                                       (185,153)           (42,858)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        200,062,834         40,607,750
--------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  390,879,820        125,493,354
Net assets at beginning of period                                      1,242,841,161      1,117,347,807
--------------------------------------------------------------------------------------------------------
Net assets at end of period                                          $ 1,633,720,981    $ 1,242,841,161
========================================================================================================
Undistributed net investment income                                  $     9,042,632    $     6,331,372
--------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

18 RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Dec. 31, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Sector Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Sector Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in dividend-paying common and preferred stocks.

The Fund offers Class A, Class B, Class C and Class R4 shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Dec. 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares, which represents 10.11% of the Fund's net assets.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, offered through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. At Dec. 31, 2006, Ameriprise Financial owned 100% of Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


------------------------------------------------------------------------------

RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT 19

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.


------------------------------------------------------------------------------

20 RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.


------------------------------------------------------------------------------

RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT 21

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest


------------------------------------------------------------------------------

22 RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.61% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Equity Income Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $444,038 for the six months ended Dec. 31, 2006.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase.

Other expenses in the amount of $19,007 is for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.


------------------------------------------------------------------------------

RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT 23

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

In addition, with the introduction of Class W shares, the Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.


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24 RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec.11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $880,068 for Class A, $63,820 for Class B and $1,038 for Class C for the six months ended Dec. 31, 2006.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund will vary.

Effective Dec. 11, 2006, with the renaming of Class Y as Class R4, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until June 30, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding certain expenses such as indirect operating expenses of acquired funds in which the Fund invests), before giving effect to any performance incentive adjustment, will not exceed 0.96% for Class R4.

During the six months ended Dec. 31, 2006, the Fund's custodian and transfer agency fees were reduced by $46,282 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $366,685,495 and $186,800,557, respectively, for the six months ended Dec. 31, 2006. Realized gains and losses are determined on an identified cost basis.


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RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT 25

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED DEC. 31, 2006
                    CLASS A       CLASS B     CLASS C     CLASS I    CLASS R4*   CLASS W**
------------------------------------------------------------------------------------------
Sold              25,020,181     3,342,732    393,430   12,843,568     40,431       568
Issued for
 reinvested`
 distributions     1,692,405       306,177     20,011      261,847      2,019        --
Redeemed         (10,849,058)   (8,479,839)  (202,007)    (525,480)   (21,771)       --
------------------------------------------------------------------------------------------
Net increase
 (decrease)       15,863,528    (4,830,930)   211,434   12,579,935     20,679       568
------------------------------------------------------------------------------------------

                                      YEAR ENDED JUNE 30, 2006
                    CLASS A       CLASS B     CLASS C     CLASS I    CLASS R4*   CLASS W
------------------------------------------------------------------------------------------
Sold              29,791,750     7,352,255    643,243    5,942,846     95,145       N/A
Issued for
 reinvested
 distributions     3,174,457       753,221     37,379       45,233      2,631       N/A
Redeemed         (27,849,641)  (13,807,225)  (443,840)    (142,722)    (5,653)      N/A
------------------------------------------------------------------------------------------
Net increase
 (decrease)        5,116,566    (5,701,749)   236,782    5,845,357     92,123       N/A
------------------------------------------------------------------------------------------

 *    Effective Dec. 11, 2006, Class Y was renamed Class R4.

**    Inception date is Dec. 1, 2006.

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Dec. 31, 2006, securities valued at $24,059,020 were on loan to brokers. For collateral, the Fund received $25,008,000 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $261,405 for the six months ended Dec. 31, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


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26 RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the six months ended Dec. 31, 2006.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $462,203,460 at June 30, 2006, that if not offset by capital gains will expire in 2011. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.


------------------------------------------------------------------------------

RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT 27

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


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28 RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


------------------------------------------------------------------------------

RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT 29

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended June 30,                 2006(g)       2006       2005        2004       2003
Net asset value, beginning of period      $  7.83       $  7.30    $  6.39    $   6.23    $  6.59
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .13           .25        .22         .21        .18
Net gains (losses) (both realized
   and unrealized)                           1.11           .50        .91         .15       (.36)
---------------------------------------------------------------------------------------------------
Total from investment operations             1.24           .75       1.13         .36       (.18)
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.12)         (.22)      (.22)       (.20)      (.18)
---------------------------------------------------------------------------------------------------
Net asset value, end of period            $  8.95       $  7.83    $  7.30    $   6.39    $  6.23
---------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $ 1,178       $   907    $   808    $    700    $   795
---------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(b),(c)                   1.15%(d)      1.16%      1.12%       1.02%      1.15%
---------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets               3.38%(d)      3.27%      3.20%       3.30%      3.02%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)           13%           19%        24%        118%       134%
---------------------------------------------------------------------------------------------------
Total return(e)                             15.93%(f)     10.34%     17.79%       5.87%     (2.40)%
---------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Dec. 31, 2006 (Unaudited).


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30 RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended June 30,                 2006(g)      2006       2005      2004       2003
Net asset value, beginning of period      $  7.78       $ 7.25    $  6.35    $ 6.19    $  6.54
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .10          .19        .17       .16        .14
Net gains (losses) (both realized
   and unrealized)                           1.10          .50        .89       .15       (.35)
------------------------------------------------------------------------------------------------
Total from investment operations             1.20          .69       1.06       .31       (.21)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.09)        (.16)      (.16)     (.15)      (.14)
------------------------------------------------------------------------------------------------
Net asset value, end of period            $  8.89       $ 7.78    $  7.25    $ 6.35    $  6.19
------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $   271       $  275    $   297    $  301    $   347
------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
   assets(b),(c)                             1.91%(d)     1.93%      1.88%     1.79%      1.92%
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets               2.60%(d)     2.50%      2.41%     2.53%      2.25%
------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)           13%          19%        24%      118%       134%
------------------------------------------------------------------------------------------------
Total return(e)                             15.48%(f)     9.55%     16.84%     5.08%     (3.04%)
------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Dec. 31, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT 31

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended June 30,                 2006(g)      2006       2005       2004       2003
Net asset value, beginning of period      $  7.77       $ 7.25    $  6.35    $  6.19    $  6.54
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .10          .18        .17        .16        .14
Net gains (losses) (both realized
   and unrealized)                           1.10          .50        .89        .15       (.35)
-------------------------------------------------------------------------------------------------
Total from investment operations             1.20          .68       1.06        .31       (.21)
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.09)        (.16)      (.16)      (.15)      (.14)
-------------------------------------------------------------------------------------------------
Net asset value, end of period            $  8.88       $ 7.77    $  7.25    $  6.35    $  6.19
-------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $    19       $   15    $    12    $    10    $    10
-------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
   net assets(b),(c)                         1.91%(d)     1.92%      1.89%      1.79%      1.93%
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets               2.62%(d)     2.50%      2.43%      2.54%      2.23%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)           13%          19%        24%       118%       134%
-------------------------------------------------------------------------------------------------
Total return(e)                             15.53%(f)     9.47%     16.86%      5.11%     (3.03%)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Dec. 31, 2006 (Unaudited).


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32 RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended June 30,                 2006(h)       2006       2005       2004(b)
Net asset value, beginning of period      $  7.85       $  7.32    $  6.41    $  6.64
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .15           .27        .25        .13
Net gains (losses) (both realized
   and unrealized)                           1.11           .51        .91       (.24)
------------------------------------------------------------------------------------------
Total from investment operations             1.26           .78       1.16       (.11)
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.14)         (.25)      (.25)      (.12)
------------------------------------------------------------------------------------------
Net asset value, end of period            $  8.97       $  7.85    $  7.32    $  6.41
------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $   165       $    46    $    --    $    --
------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
   assets(c),(d)                              .75%(e)       .78%       .70%       .60%(e)
------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets               3.81%(e)      3.52%      3.61%      3.81%(e)
------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)           13%           19%        24%       118%
------------------------------------------------------------------------------------------
Total return(f)                             16.11%(g)     10.78%     18.24%     (1.84%)(g)
------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Dec. 31, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT 33

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended June 30,                 2006(g)       2006       2005      2004       2003
Net asset value, beginning of period      $  7.85       $  7.32    $  6.41    $ 6.23    $  6.59
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .19           .26        .23       .22        .19
Net gains (losses) (both realized
   and unrealized)                           1.06           .50        .91       .17       (.36)
-------------------------------------------------------------------------------------------------
Total from investment operations             1.25           .76       1.14       .39       (.17)
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.13)         (.23)      (.23)     (.21)      (.19)
-------------------------------------------------------------------------------------------------
Net asset value, end of period            $  8.97       $  7.85    $  7.32    $ 6.41    $  6.23
-------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $     1       $     1    $    --    $   --    $     1
-------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
   assets(b),(c)                              .99%(d)       .99%       .94%      .84%       .98%
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets               3.57%(d)      3.37%      3.37%     3.32%      3.13%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)           13%           19%        24%      118%       134%
-------------------------------------------------------------------------------------------------
Total return(e)                             15.99%(f)     10.56%     17.93%     6.35%     (2.23%)
-------------------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Dec. 31, 2006 (Unaudited).


------------------------------------------------------------------------------

34 RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended June 30,                2006(b)
Net asset value, beginning of period      $ 8.80
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .12
Net gains (losses) (both realized
   and unrealized)                           .11
------------------------------------------------------------------------------
Total from investment operations             .23
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.07)
------------------------------------------------------------------------------
Net asset value, end of period            $ 8.96
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $   --
------------------------------------------------------------------------------
Ratio of expenses to average daily net
   assets(c),(d)                            1.17%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets              3.86%(e)
------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)          13%
------------------------------------------------------------------------------
Total return(f)                             2.59%(g)
------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is Dec. 1, 2006 (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE DIVIDEND OPPORTUNITY FUND - 2006 SEMIANNUAL REPORT 35

RIVERSOURCE(SM) DIVIDEND OPPORTUNITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                         This report must be accompanied or preceded by the
                         Fund's current prospectus. RiverSource(SM) mutual
RIVERSOURCE [LOGO](R)    funds are distributed by RiverSource Distributors,
      INVESTMENTS        Inc. and Ameriprise Financial Services, Inc.,
                         Members NASD, and managed by RiverSource Investments,
                         LLC. These companies are part of Ameriprise
                         Financial, Inc.

                                                               S-6342 W (3/07)

    Semiannual Report

                                                        RIVERSOURCE [LOGO] (R)
                                                             INVESTMENTS

    RIVERSOURCE(SM)
    REAL ESTATE FUND

    SEMIANNUAL REPORT FOR
    THE PERIOD ENDED
    DEC. 31, 2006

 >  RIVERSOURCE REAL ESTATE FUND
    SEEKS TO PROVIDE SHAREHOLDERS
    WITH TOTAL RETURN FROM BOTH
    CURRENT INCOME AND CAPITAL
    APPRECIATION.

TABLE OF CONTENTS

Fund Snapshot ..........................................................    3

Performance Summary ....................................................    5

Questions & Answers with Portfolio Management ..........................    7

Fund Expenses Example ..................................................   11

Investments in Securities ..............................................   13

Financial Statements ...................................................   15

Notes to Financial Statements ..........................................   19

Proxy Voting ...........................................................   35

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


------------------------------------------------------------------------------

2 RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT

FUND SNAPSHOT AT DEC. 31, 2006

FUND OVERVIEW

RiverSource Real Estate Fund offers investors access to the real estate markets within a single pooled investment fund format. The Fund combines intra-sector diversification along with liquidity not otherwise afforded to most retail investors when seeking to establish individual real estate investments. The Fund holds at least 80% of its assets in the real estate industry, with a primary focus on the equity securities of Real Estate Investment Trust (REITs). This Fund offers both income and growth potential by targeting companies with the ability to pay dividends and sustain long-term growth in free-cash flow.

SECTOR BREAKDOWN

Percentage of portfolio assets

Office Property                 18.2%
Apartments                      17.7%
Regional Malls                  12.1%
Shopping Centers                10.2%                 [PIE CHART]
Hotels                           9.5%
Diversified Properties           9.3%
Other(1)                        23.0%

(1)   Includes Industrial 6.9%, Other Property 5.8%, Storage 3.6%, Health Care
      2.9% and Cash & Cash Equivalents 3.8%.

TOP TEN HOLDINGS

Percentage of portfolio assets

Simon Property Group*           6.4%
Vornado Realty Trust*           5.5%
ProLogis*                       4.1%
Equity Residential*             3.9%
Boston Properties*              3.7%
Host Hotels & Resorts*          3.7%
Public Storage*                 3.6%
Archstone-Smith Trust*          3.3%
Brookfield Properties           3.1%
General Growth Properties*      2.9%

*     Real Estate Investment Trust

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

The RiverSource Real Estate Fund is a narrowly-focused sector fund and it may exhibit higher volatility than funds with broader investment objectives. Principal risks associated with the Fund include market risk, diversification risk and real estate industry risk. See the fund's prospectus for information on these and other risks associated with the Fund.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.


------------------------------------------------------------------------------

RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT 3

FUND SNAPSHOT AT DEC. 31, 2006

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

        STYLE
VALUE   BLEND   GROWTH

  X                   LARGE
  X                   MEDIUM   SIZE
  X                   SMALL

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SEC YIELDS

                       AT DEC. 29, 2006(1)
Class A                       1.58%
Class B                       0.87%
Class C                       0.92%
Class I                       2.17%
Class R4(2)                   1.84%
Class W(3)                     N/A

(1)   The last business day of the period.

(2)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

(3)   The SEC Yield is not presented because Class W does not have a full
      31-day period of history.
      The inception date of Class W was Dec. 1, 2006.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 6 for additional performance information.

PORTFOLIO MANAGER

                            YEARS IN INDUSTRY
Julene Melquist                    13

FUND FACTS

             TICKER SYMBOL      INCEPTION DATE
Class A          ARLAX             3/4/04
Class B          AESBX             3/4/04
Class C             --             3/4/04
Class I          AESIX             3/4/04
Class R4(1)         --             3/4/04
Class W             --            12/1/06

(1)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

Total net assets           $255.7 million

Number of holdings                     66


------------------------------------------------------------------------------

4 RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                            PERFORMANCE COMPARISON
                 For the six-month period ended Dec. 31, 2006

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Real Estate Fund Class A (excluding sales charge)            +17.78%
Dow Jones Wilshire Real Estate Securities Index(1) (unmanaged)           +19.11%
Lipper Real Estate Funds Index(2)                                        +17.91%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding
Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Dow Jones Wilshire Real Estate Securities Index, an unmanaged capitalization-weighted index, measures the performance of publicly traded real estate securities, including REITs and real estate operating companies. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Real Estate Funds Index includes the 30 largest real estate funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

------------------------------------------------------------------------------

RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT 5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT DEC. 31, 2006

                                                                         SINCE
Without sales charge                              6 MONTHS*   1 YEAR   INCEPTION
Class A (inception 3/4/04)                         +17.78%    +35.29%   +26.38%
Class B (inception 3/4/04)                         +17.27%    +34.23%   +25.37%
Class C (inception 3/4/04)                         +17.30%    +34.26%   +25.38%
Class I (inception 3/4/04)                         +17.98%    +35.80%   +26.80%
Class R4** (inception 3/4/04)                      +17.84%    +35.48%   +26.57%
Class W (inception 12/1/06)                           N/A        N/A    -1.40%*
With sales charge
Class A (inception 3/4/04)                         +11.01%    +27.51%   +23.76%
Class B (inception 3/4/04)                         +12.27%    +29.23%   +24.43%
Class C (inception 3/4/04)                         +16.30%    +33.26%   +25.38%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 shares are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *    Not annualized

**    Effective Dec. 11, 2006, Class Y was renamed Class R4.


------------------------------------------------------------------------------

6 RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Julene Melquist discusses RiverSource Real Estate Fund's performance and positioning for the six months ended Dec. 31, 2006.

At Dec. 31, 2006, approximately 28% of the Fund's total outstanding shares were owned in aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible RiverSource Real Estate Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 26, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Real Estate Fund may experience increased expenses as it buys and sells securities to manage transactions for affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 11 and 23.

Q: How did RiverSource Real Estate Fund perform for the first half of the fiscal year?

A: RiverSource Real Estate Fund's Class A shares gained 17.78% (excluding sales charge) for the six months ended Dec. 31, 2006. The Fund underperformed the 19.11% semiannual advance of its benchmark, the Dow Jones Wilshire Real Estate Securities Index (Wilshire Index). The Lipper Real Estate Funds Index, representing the Fund's peer group, rose 17.91% over the same time frame.


------------------------------------------------------------------------------

RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT 7

QUESTIONS & ANSWERS

Q:   What factors most significantly affected performance?

A: The real estate sector provided strong returns for the semiannual period, as real estate companies and real estate investment trusts (REITs) benefited most from continued strong demand by institutional investors. Such demand was evidenced by a number of high profile private equity buyouts of REITs, including the Blackstone Group's plans to buy Equity Office Properties Trust, the largest office REIT and the second largest REIT overall, in a deal with an equity value of more than $19 billion. Also supporting the strong performance of REITs during the period was improvement in underlying real estate fundamentals, as growth of income continued.

     THE REAL ESTATE SECTOR PROVIDED STRONG RETURNS FOR THE SEMIANNUAL PERIOD, AS REAL ESTATE COMPANIES AND REAL ESTATE INVESTMENT TRUSTS (REITS) BENEFITED MOST FROM CONTINUED STRONG DEMAND BY INSTITUTIONAL INVESTORS.

     Given this positive backdrop, the Fund posted impressive double-digit gains. The Fund's results relative to the Wilshire Index benefited most during the six-month period from effective stock selection in the regional malls and diversified REIT sectors. To a more modest degree, an exposure to mortgage REITs also helped the Fund's results, as these securities outperformed the Wilshire Index. On a stock-specific basis, office REIT Douglas Emmett, office REIT Trizec Properties, and health care REIT Nationwide Health Properties contributed positively to Fund performance. Douglas Emmett first became public during the third quarter of 2006. Not yet part of the Wilshire Index, Douglas Emmett outperformed the Wilshire Index and boosted the Fund's returns.

     Trizec Properties saw its share price advance strongly upon being taken private during the period. Nationwide Health Properties performed well along with the health care REIT subsector.


------------------------------------------------------------------------------

8 RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

     Detracting from the Fund's performance most was stock selection in the hotels subsector. Also, a significant exposure to and poor stock selection within the apartment sector, which lagged the Wilshire Index, hurt the Fund's returns. Having only a modest allocation to the strongly performing shopping centers sector further detracted from the Fund's semiannual results. From an individual stock perspective, a holding in hotel operating company Starwood Hotels & Resorts Worldwide hurt Fund performance during the semiannual period as Starwood Hotels underperformed the Wilshire Index. Having a sizable position in hotel REIT Innkeepers USA Trust, which fared poorly, also detracted from Fund performance. Finally, holding only a modest position in the strongly performing diversified REIT Vornado Realty Trust hurt the Fund's return as well.

Q:   What changes did you make to the Fund and how is it currently positioned?

A: We made adjustments based on relative valuation analysis and shifts in market conditions. We continued, of course, to seek to upgrade the quality of the portfolio overall, reducing positions where we felt discomfort based on stock-specific or event-specific concerns and increasing holdings with strong balance sheets.

     At the end of the period, the Fund had significant exposure to the health care, hotel and "other" sectors, the latter of which include telecommunications. The Fund had more modest allocations to the regional malls, shopping centers, storage and office property sectors. It must be noted that there were three large office REITs still constituents of the Wilshire Index at the end of December that have pending corporate deal closings, upon which they will be deleted from the Index. Once these office REITs are in fact deleted from the Index, the Fund's allocation to this subsector is anticipated to be rather neutral to the Index. At the end of the year, the Fund was virtually equally weighted to the Wilshire Index in the remaining real estate subsectors.

     WE EXPECT DEMAND AMONG BOTH INSTITUTIONAL AND INDIVIDUAL INVESTORS FOR THE REAL ESTATE MARKET TO CONTINUE TO BE STRONG GOING FORWARD.


------------------------------------------------------------------------------

RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT 9

Q:   What is the Fund's tactical view and strategy for the months ahead?

A: We expect demand among both institutional and individual investors for the real estate market to continue to be strong going forward. While we may not see the number of buyouts we saw in 2006, we expect merger and acquisition activity in the U.S. real estate market to remain robust, helping to support the sector overall. Furthermore, we believe interest rates will remain low and property level fundamentals will continue to improve. Based on these stronger fundamentals, several REITs already have increased their dividends to shareholders and more are anticipated to do so. REITs continue to be one of the most effective ways to invest in real estate. In addition to providing opportunities for growth, REITs offer attractive income potential and are generally more liquid than direct investments in property. Even with all of these positive factors, we also believe returns in the real estate sector may moderate somewhat going forward following an extended run of outstanding performance.

     We expect our emphasis over the months ahead to be on stock-specific opportunities, as we had a rather neutral view on the various real estate subsectors at the end of 2006. We intend to seek companies with what we believe to be the most attractive growth rather than income characteristics, with a bias toward larger companies. Our goal, as always, will be to use in-depth, bottom-up analysis of real estate fundamentals and market performance across the U.S. to find undervalued companies with solid dividend-paying ability and attractive long-term growth potential. Our focus will be on securities of real estate companies with quality assets, strong balance sheets, experienced management teams and a sustainable competitive advantage.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.


------------------------------------------------------------------------------

10 RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The funds indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Dec. 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT 11

                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                  JULY 1, 2006   DEC. 31, 2006   THE PERIOD(a)   EXPENSE RATIO
Class A
   Actual(b)                         $1,000        $1,177.80       $  8.36           1.54%
   Hypothetical
   (5% return before expenses)       $1,000        $1,017.25       $  7.75           1.54%

Class B
   Actual(b)                         $1,000        $1,172.70       $ 12.51           2.31%
   Hypothetical
   (5% return before expenses)       $1,000        $1,013.41       $ 11.60           2.31%

Class C
   Actual(b)                         $1,000        $1,173.00       $ 12.46           2.30%
   Hypothetical
   (5% return before expenses)       $1,000        $1,013.46       $ 11.55           2.30%

Class I
   Actual(b)                         $1,000        $1,179.80       $  5.87           1.08%
   Hypothetical
   (5% return before expenses)       $1,000        $1,019.55       $  5.44           1.08%

Class R4
   Actual(b)                         $1,000        $1,178.40       $  7.39(c)        1.36%
   Hypothetical
   (5% return before expenses)       $1,000        $1,018.15       $  6.84(c)        1.36%

Class W
   Actual(d)                            N/A              N/A           N/A             N/A
   Hypothetical
   (5% return before expenses)       $1,000        $1,017.35       $  7.64           1.52%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)  Based on the actual return for the six months ended Dec. 31, 2006:
     +17.78% for Class A, +17.27% for Class B, +17.30% for Class C, +17.98%
     for Class I and +17.84% for Class R4.

(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June
     30, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.31% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes were effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Dec. 31, 2006, the actual expenses paid for Class R4 would have been $7.49 and the hypothetical expenses paid for Class R4 would have been $6.94.

(d) The actual values and expenses paid are not presented because Class W does not have a full six months of history. The inception date of Class W is Dec. 1, 2006.


------------------------------------------------------------------------------

12 RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

DEC. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.7%)

ISSUER                                               SHARES      VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (0.8%)
Brookdale Senior Living                               40,620     $  1,949,760
-----------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.4%)
Hilton Hotels                                        113,333        3,955,322
Starwood Hotels & Resorts Worldwide                   33,532        2,095,750
                                                                 ------------
Total                                                               6,051,072
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES(0.1%)
Nobility Homes                                        10,000          265,900
-----------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (84.0%)
Acadia Realty Trust                                   80,640        2,017,613
Alexandria Real Estate Equities                       45,095        4,527,538
AMB Property                                          64,746        3,794,763
American Campus Communities                           32,900          936,663
Apartment Investment & Management Cl A                66,001        3,697,376
Archstone-Smith Trust                                143,147        8,332,587
Associated Estates Realty                             79,810        1,096,589
AvalonBay Communities                                 50,762        6,601,598
BioMed Realty Trust                                   55,780        1,595,308
Boston Properties                                     84,790        9,486,305
Brandywine Realty Trust                               55,283        1,838,160
BRE Properties Cl A                                   39,730        2,583,245
Camden Property Trust                                 44,430        3,281,156
Capital Trust Cl A                                    25,000        1,248,500
Cedar Shopping Centers                                77,000        1,225,070
Corporate Office Properties Trust                     50,114        2,529,254
Cousins Properties                                    50,100        1,767,027
Developers Diversified Realty                         89,400        5,627,730
Douglas Emmett                                       104,000        2,765,360
Duke Realty                                           94,300        3,856,870
EastGroup Properties                                  26,950        1,443,442
Education Realty Trust                               165,450        2,443,697
Equity Lifestyle Properties                           38,049        2,071,007

COMMON STOCKS (CONTINUED)

ISSUER                                               SHARES      VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Equity Residential                                   197,718     $ 10,034,189
Essex Property Trust                                  18,908        2,443,859
Federal Realty Investment Trust                       51,990        4,419,150
First Potomac Realty Trust                            62,220        1,811,224
General Growth Properties                            139,770        7,300,187
Hersha Hospitality Trust                             135,100        1,532,034
Highwoods Properties                                  63,640        2,593,966
Home Properties                                       37,870        2,244,555
Host Hotels & Resorts                                379,566        9,318,345
Innkeepers USA Trust                                 119,600        1,853,800
Kilroy Realty                                         22,800        1,778,400
Kimco Realty                                         141,670        6,368,067
LaSalle Hotel Properties                              66,521        3,049,988
Macerich                                              54,500        4,718,065
Mack-Cali Realty                                      47,456        2,420,256
Maguire Properties                                    43,980        1,759,200
Medical Properties Trust                              78,460        1,200,438
Mid-America Apartment Communities                     23,380        1,338,271
Nationwide Health Properties                          50,000        1,511,000
Newcastle Investment                                  17,500          548,100
Omega Healthcare Investors                            46,700          827,524
ProLogis                                             172,698       10,494,857
Public Storage                                        94,800        9,243,000
Ramco-Gershenson Properties Trust                     32,700        1,247,178
Regency Centers                                       63,090        4,931,745
Simon Property Group                                 161,000       16,307,689
SL Green Realty                                       52,900        7,024,062
Sunstone Hotel Investors                              85,000        2,272,050
Taubman Centers                                       50,980        2,592,843
Ventas                                                45,330        1,918,366
Vornado Realty Trust                                 115,590       14,044,184
Winthrop Realty Trust                                160,000        1,096,000
                                                                 ------------
Total                                                             215,009,450
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT 13

ISSUER                                               SHARES        VALUE(a)
REAL ESTATE MANAGEMENT & DEVELOPMENT (5.6%)
Brookfield Properties                                199,830     $  7,859,314
Forest City Enterprises Cl A                          48,100        2,809,040
Jones Lang LaSalle                                    15,000        1,382,550
St. Joe                                               42,676        2,286,153
                                                                 ------------
Total                                                              14,337,057
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.8%)
American Tower Cl A                                  124,675(b)     4,647,884
SBA Communications Cl A                               87,926(b)     2,417,965
                                                                 ------------
Total                                                               7,065,849
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $186,770,187)                                             $244,679,088
-----------------------------------------------------------------------------

MONEY MARKET FUND (3.7%)

                                                   SHARES        VALUE(a)
RiverSource Short-Term Cash Fund                   9,527,306(c)  $  9,527,306
-----------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $9,527,306)                                               $  9,527,306
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $196,297,493)(d)                                          $254,206,394
=============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Affiliated Money Market Fund -- See Note 5 to the financial statements.

(d) At Dec. 31, 2006, the cost of securities for federal income tax purposes was approximately $196,297,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


     Unrealized appreciation                                        $58,155,000
     Unrealized depreciation                                           (246,000)
     --------------------------------------------------------------------------
     Net unrealized appreciation                                    $57,909,000
     --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

14 RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

DEC. 31, 2006 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $186,770,187)                                  $  244,679,088
   Affiliated money market fund (identified cost $9,527,306) (Note 5)                        9,527,306
------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $196,297,493)                             254,206,394
Cash in bank on demand deposit                                                                  24,645
Capital shares receivable                                                                      170,255
Dividends and accrued interest receivable                                                    1,417,755
------------------------------------------------------------------------------------------------------
Total assets                                                                               255,819,049
------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                                          12,739
Accrued investment management services fee                                                       5,854
Accrued distribution fee                                                                        22,942
Accrued transfer agency fee                                                                        631
Accrued administrative services fee                                                                418
Accured plan administration services fee                                                            29
Other accrued expenses                                                                          49,658
------------------------------------------------------------------------------------------------------
Total liabilities                                                                               92,271
------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                      $  255,726,778
======================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                $      150,163
Additional paid-in capital                                                                 188,441,805
Undistributed net investment income                                                          2,044,736
Accumulated net realized gain (loss)                                                         7,181,173
Unrealized appreciation (depreciation) on investments                                       57,908,901
------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                $  255,726,778
======================================================================================================
Net assets applicable to outstanding shares:              Class A                       $  150,015,920
                                                          Class B                       $   31,126,881
                                                          Class C                       $    2,251,258
                                                          Class I                       $   72,088,863
                                                          Class R4                      $      239,186
                                                          Class W                       $        4,670
Net asset value per share of outstanding capital stock:   Class A shares    8,806,309   $        17.04
                                                          Class B shares    1,840,538   $        16.91
                                                          Class C shares      133,128   $        16.91
                                                          Class I shares    4,221,936   $        17.07
                                                          Class R4 shares      14,076   $        16.99
                                                          Class W shares          275   $        16.98
------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT 15

STATEMENT OF OPERATIONS

SIX MONTHS ENDED DEC. 31, 2006 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                             $  4,383,005
Interest                                                                    55,539
Income distributions from affiliated money market fund (Note 5)             80,510
   Less foreign taxes withheld                                              (8,698)
-----------------------------------------------------------------------------------
Total income                                                             4,510,356
-----------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                       1,031,594
Distribution fee
   Class A                                                                 160,208
   Class B                                                                 138,896
   Class C                                                                   9,405
   Class W                                                                       1
Transfer agency fee
   Class A                                                                 135,834
   Class B                                                                  31,966
   Class C                                                                   2,084
   Class R4                                                                    204
   Class W                                                                       1
Service fee -- Class R4                                                        107
Administrative services fees and expenses                                   66,614
Plan administration services fee - Class R4                                     29
Compensation of board members                                               11,704
Custodian fees                                                              10,010
Printing and postage                                                        23,660
Registration fees                                                           36,620
Professional fees                                                           10,568
Other                                                                        7,340
-----------------------------------------------------------------------------------
Total expenses                                                           1,676,845
   Earnings and bank fee credits on cash balances (Note 2)                  (3,016)
-----------------------------------------------------------------------------------
Total net expenses                                                       1,673,829
-----------------------------------------------------------------------------------
Investment income (loss) -- net                                          2,836,527
-----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions (Note 3)              10,714,056
Net change in unrealized appreciation (depreciation) on investments     22,457,375
-----------------------------------------------------------------------------------
Net gain (loss) on investments                                          33,171,431
-----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $ 36,007,958
===================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

16 RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       DEC. 31, 2006     JUNE 30, 2006
                                                                      SIX MONTHS ENDED     YEAR ENDED
                                                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                       $      2,836,527   $   3,725,451
Net realized gain (loss) on investments                                     10,714,056      12,247,355
Net change in unrealized appreciation (depreciation) on investments         22,457,375      16,722,881
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             36,007,958      32,695,687
-------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
       Class A                                                                (860,115)       (826,940)
       Class B                                                                 (79,891)        (63,022)
       Class C                                                                  (6,087)         (3,352)
       Class I                                                                (568,142)       (680,105)
       Class R4                                                                 (1,728)         (1,424)
       Class W                                                                     (19)            N/A
   Net realized gain
       Class A                                                              (7,168,364)     (5,859,124)
       Class B                                                              (1,506,082)     (1,589,771)
       Class C                                                                (107,494)        (80,932)
       Class I                                                              (3,430,271)     (2,938,907)
       Class R4                                                                (11,481)         (6,290)
       Class W                                                                    (237)            N/A
-------------------------------------------------------------------------------------------------------
Total distributions                                                        (13,739,911)    (12,049,867)
-------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT 17

                                                                      DEC. 31, 2006    JUNE 30, 2006
                                                                    SIX MONTHS ENDED     YEAR ENDED
                                                                       (UNAUDITED)
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                                36,917,337      50,227,037
   Class B shares                                                          5,761,934      11,735,272
   Class C shares                                                            587,436         715,365
   Class I shares                                                         10,225,505      22,711,495
   Class R4 shares                                                            26,765         184,996
   Class W shares                                                              5,000             N/A
Reinvestment of distributions at net asset value
   Class A shares                                                          7,863,209       6,504,594
   Class B shares                                                          1,545,378       1,609,279
   Class C shares                                                            105,628          79,986
   Class I shares                                                          3,997,409       3,617,759
   Class R4 shares                                                            12,228           6,490
Payments for redemptions
   Class A shares                                                        (14,290,734)    (23,054,965)
   Class B shares (Note 2)                                                (5,551,006)     (7,846,481)
   Class C shares (Note 2)                                                  (228,561)       (281,518)
   Class I shares                                                         (5,721,680)    (28,143,860)
   Class R4 shares                                                           (61,037)         (8,458)
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         41,194,811      38,056,991
-----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   63,462,858      58,702,811
Net assets at beginning of period                                        192,263,920     133,561,109
-----------------------------------------------------------------------------------------------------
Net assets at end of period                                            $ 255,726,778   $ 192,263,920
=====================================================================================================
Undistributed net investment income                                    $   2,044,736   $     724,191
-----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

18 RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Dec. 31, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Sector Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Sector Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of companies operating in the real estate industry, including equities of real estate investment trusts (REITs), and other real estate related investments.

The Fund offers Class A, Class B, Class C and Class R4 shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Dec. 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares, which represents 28.19% of the Fund's net assets and approximately 28% of the total outstanding Fund shares.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, offered through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. At Dec. 31, 2006, Ameriprise Financial owned 100% of Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


------------------------------------------------------------------------------

RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT 19

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.


------------------------------------------------------------------------------

20 RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.


------------------------------------------------------------------------------

RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT 21

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund


------------------------------------------------------------------------------

22 RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

The Fund estimates the components of distributions received from REITs. Distributions received in excess of estimated income are recorded as a reduction of cost of investments and/or as a realized gain.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.84% to 0.72% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Real Estate Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $99,001 for the six months ended Dec. 31, 2006.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase.

Other expenses in the amount of $1,831 is for, among other things, certain expenses of the funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.


------------------------------------------------------------------------------

RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT 23

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

In addition, with the introduction of Class W shares, the Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.


------------------------------------------------------------------------------

24 RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $359,438 for Class A, $9,812 for Class B and $468 for Class C for the six months ended Dec. 31, 2006.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund will vary.

The Investment Manager and its affiliates have agreed to waive certain fees and expenses until June 30, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding certain expenses such as indirect operating expenses of acquired funds in which the Fund invests), before giving effect to any performance incentive adjustment, will not exceed 1.49% for Class A, 2.27% of Class B, 2.27% for Class C, 1.14% for Class I, 1.31% for Class R4 and 1.52% for Class W of the Fund's average daily net assets.

During the six months ended Dec. 31, 2006, the Fund's custodian and transfer agency fees were reduced by $3,016 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $71,791,379 and $47,501,865, respectively, for the six months ended Dec. 31, 2006. Realized gains and losses are determined on an identified cost basis.


------------------------------------------------------------------------------

RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT 25

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                    SIX MONTHS ENDED DEC. 31, 2006
                     CLASS A    CLASS B    CLASS C    CLASS I   CLASS R4*  CLASS W**
------------------------------------------------------------------------------------
Sold                2,216,288    347,764    35,225    602,161      1,556         275
Issued for
   reinvested
   distributions      465,458     92,083     6,294    236,156        726          --
Redeemed             (854,057)  (351,027)  (14,143)  (337,612)    (3,639)         --
------------------------------------------------------------------------------------
Net increase
   (decrease)       1,827,689     88,820    27,376    500,705     (1,357)        275
------------------------------------------------------------------------------------

                                       YEAR ENDED JUNE 30, 2006
                     CLASS A     CLASS B      CLASS C    CLASS I     CLASS R4*  CLASS W
---------------------------------------------------------------------------------------
Sold                3,526,617    832,372      50,028    1,580,986       12,893      N/A
Issued for
   reinvested
   distributions      482,897    120,622       5,995      267,313          479      N/A
Redeemed           (1,621,637)  (556,880)    (19,906)  (2,049,469)        (608)     N/A
---------------------------------------------------------------------------------------
Net increase
   (decrease)       2,387,877    396,114      36,117     (201,170)      12,764      N/A
---------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

**    Inception date is Dec. 1, 2006

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the six months ended Dec. 31, 2006.


------------------------------------------------------------------------------

 26 RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered


------------------------------------------------------------------------------

RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT 27 by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


------------------------------------------------------------------------------

28 RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended June 30,                               2006(i)       2006          2005          2004(b)
Net asset value, beginning of period                   $  15.30      $  13.44      $  10.46      $  10.35
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .19           .30           .32           .06
Net gains (losses) (both realized and unrealized)          2.52          2.76          2.94           .05
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                           2.71          3.06          3.26           .11
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.11)         (.14)         (.18)           --
Distributions from realized gains                          (.86)        (1.06)         (.10)           --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                        (.97)        (1.20)         (.28)           --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  17.04      $  15.30      $  13.44      $  10.46
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $    150      $    107      $     62      $     17
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)       1.54%(e)      1.53%(f)      1.49%(f)      1.49%(e),(f)
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                             2.54%(e)      2.37%         3.56%         3.76%(e)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                         22%           47%           63%           49%
-----------------------------------------------------------------------------------------------------------------
Total return(g)                                           17.78%(h)     24.02%        31.32%         1.06%(h)
-----------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.55%, 1.57% and 3.86% for the periods ended
      June 30, 2006, 2005 and 2004, respectively.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Dec. 31, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT 29

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended June 30,                               2006(i)       2006          2005          2004(b)
Net asset value, beginning of period                   $  15.20      $  13.37      $  10.43      $  10.35
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .10           .18           .22           .05
Net gains (losses) (both realized and unrealized)          2.52          2.75          2.93           .03
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                           2.62          2.93          3.15           .08
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.05)         (.04)         (.11)           --
Distributions from realized gains                          (.86)        (1.06)         (.10)           --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                        (.91)        (1.10)         (.21)           --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  16.91      $  15.20      $  13.37      $  10.43
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $     31      $     27      $     18      $      4
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)       2.31%(e)      2.30%(f)      2.27%(f)      2.26%(e),(f)
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                             1.72%(e)      1.59%         2.77%         3.12%(e)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                         22%           47%           63%           49%
-----------------------------------------------------------------------------------------------------------------
Total return(g)                                           17.27%(h)     23.06%        30.31%          .77%(h)
-----------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.32%, 2.34% and 4.63% for the periods ended
      June 30, 2006, 2005 and 2004, respectively.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Dec. 31, 2006 (Unaudited).


------------------------------------------------------------------------------

30 RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended June 30,                               2006(i)       2006          2005          2004(b)
Net asset value, beginning of period                   $  15.20      $  13.37      $  10.43      $  10.35
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .11           .18           .21           .05
Net gains (losses) (both realized and unrealized)          2.51          2.75          2.93           .03
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                           2.62          2.93          3.14           .08
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.05)         (.04)         (.10)           --
Distributions from realized gains                          (.86)        (1.06)         (.10)           --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                        (.91)        (1.10)         (.20)           --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  16.91      $  15.20      $  13.37      $  10.43
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $      2      $      2      $      1      $     --
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)       2.30%(e)      2.29%(f)      2.27%(f)      2.27%(e),(f)
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                             1.81%(e)      1.61%         2.79%         3.20%(e)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                         22%           47%           63%           49%
-----------------------------------------------------------------------------------------------------------------
Total return(g)                                           17.30%(h)     23.07%        30.29%          .77%(h)
-----------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.32%, 2.33% and 4.64% for the periods ended
      June 30, 2006, 2005 and 2004, respectively.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Dec. 31, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT 31

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended June 30,                               2006(i)       2006          2005          2004(b)
Net asset value, beginning of period                   $  15.33      $  13.46      $  10.46      $  10.35
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .24           .36           .35           .06
Net gains (losses) (both realized and unrealized)          2.50          2.76          2.95           .05
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                           2.74          3.12          3.30           .11
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.14)         (.19)         (.20)           --
Distributions from realized gains                          (.86)        (1.06)         (.10)           --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                       (1.00)        (1.25)         (.30)           --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  17.07      $  15.33      $  13.46      $  10.46
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $     72      $     57      $     53      $     10
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)       1.08%(e)      1.09%         1.10%         1.17%(e),(f)
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                             2.97%(e)      2.85%         4.04%         5.50%(e)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                         22%           47%           63%           49%
-----------------------------------------------------------------------------------------------------------------
Total return(g)                                           17.98%(h)     24.55%        31.78%         1.06%(h)
-----------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class I would have been 3.54% for the period ended June 30, 2004.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Dec. 31, 2006 (Unaudited).


------------------------------------------------------------------------------

32 RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended June 30,                               2006(i)       2006          2005          2004(b)
Net asset value, beginning of period                   $  15.26      $  13.41      $  10.47      $  10.35
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .20           .32           .38           .06
Net gains (losses) (both realized and unrealized)          2.51          2.75          2.89           .06
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                           2.71          3.07          3.27           .12
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.12)         (.16)         (.23)           --
Distributions from realized gains                          (.86)        (1.06)         (.10)           --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                        (.98)        (1.22)         (.33)           --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  16.99      $  15.26      $  13.41      $  10.47
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $     --      $     --      $     --      $     --
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)       1.36%(e)      1.35%(f)      1.34%(f)      1.13%(e),(f)
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                        2.61%(e)      2.53%         3.79%         3.62%(e)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                         22%           47%           63%           49%
-----------------------------------------------------------------------------------------------------------------
Total return(g)                                           17.84%(h)     24.22%        31.48%         1.16%(h)
-----------------------------------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 1.36%, 1.39% and 3.50% for the periods ended June 30, 2006, 2005 and 2004, respectively.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Dec. 31, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT 33

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended June 30,                                         2006(B)
Net asset value, beginning of period                             $  18.17
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .22
Net gains (losses) (both realized and unrealized)                    (.48)
------------------------------------------------------------------------------
Total from investment operations                                     (.26)
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.07)
Distributions from realized gains                                    (.86)
------------------------------------------------------------------------------
Total distributions                                                  (.93)
------------------------------------------------------------------------------
Net asset value, end of period                                   $  16.98
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                          $     --
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                 1.52%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
   assets                                                            7.02%(e)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              22%
------------------------------------------------------------------------------
Total return(f)                                                     (1.40%)(g)
------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is Dec. 1, 2006. (Unaudited)

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

34 RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE REAL ESTATE FUND - 2006 SEMIANNUAL REPORT 35

RIVERSOURCE(SM) REAL ESTATE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                         This report must be accompanied or
                         preceded by the Fund's current
                         prospectus. RiverSource(SM) mutual
                         funds are distributed by
                         RiverSource Distributors, Inc. and
                         Ameriprise Financial Services,
                         Inc., Members NASD, and managed by
                         RiverSource Investments, LLC. These
RIVERSOURCE [LOGO] (R)   companies are part of Ameriprise
      INVESTMENTS        Financial, Inc.                       S-6292 D (3/07)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Sector Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 6, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 6, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   March 6, 2007